BALANCE SHEETS - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 23, 2020	Dec. 31, 2019
Current Assets
Cash	$ 349,716		$ 799,808			$ 25,000
Total Current Assets	580,467		1,102,398			25,000
Property and Equipment
Total Assets	129,191,164		129,523,613			25,000
Current Liabilities
Accounts payable	50,470		16,862
Uncertain tax position liability	0		0
Total Current Liabilities	317,220		114,211			1,000
Long-Term Liabilities
Total Liabilities	1,196,513		2,150,469			1,000
Commitments and Contingencies (See Note 2)
Redeemable Preferred Stock
Common stock subject to possible redemption	128,397,500		128,397,500
Equity
Common stock, 40,000,000 shares at $0.0002 par value, authorized, 20,875,475 shares issued and outstanding as of December 31, 2021, 20,040,470 shares issued and outstanding as of December 31, 2020	317		317			317
Additional paid in capital						24,683
Retained earnings	(403,166)		(1,024,673)			(1,000)
Total Stockholders' Deficit	(402,849)	$ 167,484	(1,024,356)	$ 23,166	$ 24,000	24,000	$ 0
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	129,191,164		129,523,613			25,000
New Dragonfly
Current Assets
Cash	1,055,000		25,586,000			6,206,000
Restricted cash	3,044,000		3,044,000			0
Accounts receivable, net of allowance for doubtful accounts	4,659,000		783,000			1,840,000
Inventory	42,268,000		27,127,000			5,948,000
Prepaid expenses	1,529,000		293,000			351,000
Prepaid inventory	3,153,000		7,461,000			1,108,000
Other current assets	3,751,000		1,787,000			324,000
Total Current Assets	59,801,000		66,081,000			15,777,000
Property and Equipment
Machinery and equipment	8,174,000		3,615,000			1,535,000
Office furniture and equipment	207,000		201,000			157,000
Leasehold improvements	1,361,000		1,307,000			635,000
Vehicle	234,000		195,000			33,000
Property and Equipment, gross	9,976,000		5,318,000			2,360,000
Less accumulated depreciation and amortization	(1,147,000)		(857,000)			(323,000)
Property and Equipment, Net	8,829,000		4,461,000			2,037,000
Operating lease right of use asset	5,158,000		5,709,000	5,709,000		993,000
Total Assets	74,154,000		76,251,000			18,807,000
Current Liabilities
Accounts payable	12,502,000		11,360,000			3,091,000
Accrued payroll and other liabilities	2,815,000		2,608,000			767,000
Customer deposits	251,000		434,000			1,779,000
Uncertain tax position liability			0			19,000
Income tax payable	0		631,000			1,282,000
Notes payable, current portion	5,212,000		1,875,000			0
Short-term operating lease liabilities	1,131,000		1,082,000	1,082,000		225,000
Total Current Liabilities	21,911,000		17,990,000			7,163,000
Long-Term Liabilities
Notes payable-noncurrent, net of debt issuance costs	34,912,000		37,053,000			0
Deferred tax liabilities	0		453,000			331,000
Long-term operating lease liabilities	4,116,000		4,694,000	4,694,000		758,000
Total Long-Term Liabilities	39,028,000		42,200,000			1,089,000
Total Liabilities	60,939,000		60,190,000			8,252,000
Commitments and Contingencies (See Note 2)
Redeemable Preferred Stock
Common stock subject to possible redemption	2,000,000		2,000,000	2,000,000		2,000,000		$ 2,000,000
Equity
Common stock, 40,000,000 shares at $0.0002 par value, authorized, 20,875,475 shares issued and outstanding as of December 31, 2021, 20,040,470 shares issued and outstanding as of December 31, 2020	4,000		4,000			4,000
Additional paid in capital	2,540,000		1,619,000			451,000
Retained earnings	8,671,000		12,438,000			8,100,000
Total Stockholders' Deficit	11,215,000		14,061,000	$ 12,927,000		8,555,000		$ 1,314,000
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	$ 74,154,000		$ 76,251,000			$ 18,807,000